COMPENSATION AND DEFINED CONTRIBUTION PLANS	12 Months Ended
Dec. 31, 2021
COMPENSATION AND DEFINED CONTRIBUTION PLANS
COMPENSATION AND DEFINED CONTRIBUTION PLANS

15. COMPENSATION AND DEFINED CONTRIBUTION PLANS

The Company and its wholly owned subsidiaries sponsor Internal Revenue Code Section 401(k) defined contribution plans for the benefit of all full-time and part-time employees. Employees are entitled to make tax- deferred contributions up to the maximum allowed by law of their eligible compensation.

The Company sponsors various other non-U.S. Defined Contribution and Defined Profit-Sharing Plans that are offered by the Company’s foreign subsidiaries. Many of these plans were assumed through the Company’s acquisitions or are required by local regulatory requirements. The Company may deposit funds for these plans with insurance companies, or into government-managed accounts consistent with local regulatory requirements, as applicable.

Contribution to the plans are made by both the employee and the Company. The Company’s contributions to the plans was $1,780 and $1,812 for the years ended December 31, 2021 and 2020, respectively.

15. COMPENSATION AND DEFINED CONTRIBUTION PLANS (Continued)

In March 2021, the Company initiated a cash-based long-term incentive plan. Each award granted under the plan shall be eligible to vest in three equal annual installments over a period of three consecutive one-year performance periods, with each installment of the award vesting on the last day of the applicable performance period, subject to the achievement of the performance metrics established by the board of directors for the applicable annual performance period. Compensation expense related to this plan was $2,162 for the year ended December 31, 2021.

The Company maintains a cash-based executive compensation plan for certain employees. The Company’s board of directors awarded 1,433,500 (split-adjusted) interests in the plan (“units”). Each unit represents an unfunded and unsecured right, subject to certain conditions as set forth by the plan. One-third of the units granted to any holder will vest on each of the first, second, and third anniversaries of March 18, 2021 during the term of such holder’s employment with the Company. Payment of a holder’s vested balance is dependent upon a transaction or series of related transactions constituting a qualifying exit event, as defined by the executive compensation plan. The plan will expire on March 18, 2025, at which time the plan and all awarded units will be terminated for no consideration if a qualifying exit event has not occurred before that date. If a qualifying exit event becomes probable, the fair value of the units would be the closing stock price of the Company on the day the qualifying exit event becomes probable and compensation expense would be recognized at that time.